Financing receivables - Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Evaluated individually, Allowance by impairment methodology	¥ 2,836		¥ 1,238
Evaluated collectively, Allowance by impairment methodology	1,179		1,052
Total allowance for credit losses	4,015	¥ 2,269	2,290	¥ 1,864	¥ 1,793	¥ 1,557
Evaluated individually, Loans by impairment methodology	1,345,684		1,146,735
Evaluated collectively, Loans by impairment methodology	640,777		732,898
Total loans	1,986,461		1,879,633
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Evaluated individually, Allowance by impairment methodology
Evaluated collectively, Allowance by impairment methodology	1,179		1,052
Total allowance for credit losses	1,179	1,052	1,052	1,047	1,141	1,140
Evaluated individually, Loans by impairment methodology	2,878		2,792
Evaluated collectively, Loans by impairment methodology	501,396		562,811
Total loans	504,274		565,603
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Evaluated individually, Allowance by impairment methodology	374		370
Evaluated collectively, Allowance by impairment methodology
Total allowance for credit losses	374	373	370	372	218
Evaluated individually, Loans by impairment methodology	148,167		166,148
Evaluated collectively, Loans by impairment methodology	139,163		168,241
Total loans	287,330		334,389
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Evaluated individually, Allowance by impairment methodology
Evaluated collectively, Allowance by impairment methodology
Total allowance for credit losses
Evaluated individually, Loans by impairment methodology	1,251		1,699
Evaluated collectively, Loans by impairment methodology
Total loans	1,251		1,699
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Evaluated individually, Allowance by impairment methodology	2,462		868
Evaluated collectively, Allowance by impairment methodology
Total allowance for credit losses	2,462	¥ 844	868	¥ 445	¥ 434	¥ 417
Evaluated individually, Loans by impairment methodology	1,193,388		976,096
Evaluated collectively, Loans by impairment methodology	218		1,846
Total loans	¥ 1,193,606		¥ 977,942